Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of intangible assets	¥ 10,387	¥ 11,410	¥ 11,888
Goodwill acquired during the period	¥ 25,854	¥ 42
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	3
Patent rights
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	3
Customer relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	15